CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Operating activities:
Net loss	$ (12,347)	¥ (80,565)	¥ (101,621)	¥ (42,296)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	474	3,096	2,664	3,144
Share of net loss (gain) in equity method investments	2	13	(190)	441
Bad debt expenses	184	1,203	285	452
Losses on disposal of land use rights and property and equipment	8	51	4	(4,955)
Foreign exchange loss, net			4,133	2,473
Issuance shares for service	415	2,706
Share-based compensation	2,722	17,762	32,855	7,936
Gain on settlement of convertible loan	(1,098)	(7,162)
Loss on change in fair value of convertible loan	82	532	5,296	784
Inventory provision	6	36	304
Impairment of long-term investments	219	1,430	1,320	0
Deferred tax benefit	(13)	(88)	(88)	(88)
Changes in operating assets and liabilities:
Advances to suppliers	(732)	(4,775)	1,714	(1,646)
Accounts receivable	(1,112)	(7,256)	1,286	(1,095)
Inventories	(7)	(44)	(555)	178
Amounts due from related parties	(34)	(219)	(286)	13
Other current assets	743	4,845	(2,875)	670
Other assets	77	502	462	(231)
Accounts payable	54	350	182	(843)
Amounts due to related parties	20	128	1,060	960
Advance from customers	189	1,232	(1,863)	2,328
Accrued expenses and other current liabilities	1,046	6,825	8,233	1,412
Other long-term liabilities	80	519	(920)	(784)
Deferred tax liabilities	(13)	(88)	(88)	(88)
Net cash used in operating activities	(9,035)	(58,967)	(48,600)	(31,147)
Investing activities:
Purchase of property and equipment	(378)	(2,466)	(2,790)	(2,417)
Purchases of intangible assets	(4)	(26)	(371)	(430)
Proceeds from disposal of land use rights				5,257
Proceeds from property and equipment	2	10
Cash paid for business combination, net of cash acquired				(3,540)
Proceeds from short-term investments			20,929	12,000
Payments for short-term investments			(20,929)	(12,000)
Payments for long-term investments			(300)	(1,550)
Net cash used in investing activities	(380)	(2,482)	(3,461)	(2,680)
Financing activities:
Proceeds from short-term borrowings	2,120	13,830	24,300	26,645
Payment for short-term borrowings	(3,065)	(20,000)	(18,300)	(14,700)
Repayment of related party loan	(164)	(1,072)	(150)	(350)
Proceeds from stock options exercised	1	8
Capital contribution from noncontrolling interest holders	57	370	610
Advance from investors				25,000
Payment for convertible loans	(2,645)	(17,261)		(728)
Proceeds from issuance of ordinary shares in IPO	16,961	110,668	47,602	404
Payment for initial public offering costs	(3,926)	(25,619)	(7,954)
Net cash provided by financing activities	9,339	60,924	46,108	36,271
Effect of exchange rate changes on cash and cash equivalents	(401)	(2,584)	(809)	(969)
Net increase (decrease) in cash and cash equivalents	(477)	(3,109)	(6,762)	1,475
Cash and cash equivalents at beginning of year	939	6,125	12,887	11,412
Cash and cash equivalents at end of year	462	3,016	6,125	12,887
Supplemental disclosure of cash flow information:
Interest paid	370	2,413	1,028	891
Supplemental disclosure of non-cash activities:
Purchase of ordinary shares when registered included in advance from investors			25,000	2,157
Reclassification of deferred IPO costs	1,470	9,589
Purchase of property and equipment included in accrued expenses and other current liabilities	$ 83	¥ 544	¥ 15	¥ 28